Income Taxes (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)
Income Taxes [Line Items]
Current rate of taxation	8.25%	8.25%
PRC income tax rate	25.00%
Preferential EIT rates	15.00%
Reduced rate taxable income amount	25.00%
Enterprise income tax rate	20.00%
Total operating loss carry-forwards		¥ 54,420	¥ 196,676
Offset future taxable income			196,676
Tax loss carried forward			442
Tax exemption amount
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC [Member]
PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate	25.00%
From 2026 to 2030 [Member]
Income Taxes [Line Items]
Operating loss carry-forwards			¥ 79,429
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate	16.50%
Minimum [Member]
Income Taxes [Line Items]
Future taxable income expire year	2027
Maximum [Member]
Income Taxes [Line Items]
Future taxable income expire year	2031